Organization, Operations and Summary of Significant Accounting Policies: Recent Accounting Pronouncements (Policies)	12 Months Ended
Jun. 30, 2015
Policies
Recent Accounting Pronouncements

Recent Accounting Pronouncements

The company has evaluated the recent accounting pronouncements through ASU 2013-09 and believes that none of them have a material effect on the Company’s financial statements.